Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016
Statement of Cash Flows [Abstract]
Net loss	$ (13,747,480)	$ (8,857,440)	$ (10,143,577)
Items not affecting cash
Depreciation (Note 5)	612,736	520,838	385,210
Stock-based compensation (Note 11)	927,686	1,749,999	2,261,444
Deferred share units (Note 12)	7,565	30,355	31,628
Accreted interest (Note 7)	66,560	219,497	79,245
Financing cost (Note 10)	174,802	137,363	0
Provision for doubtful debts (Note 4)	0	66,849	0
Unrealized foreign exchange loss (gain)	52,613	56,998	22,916
Change in non-cash operating assets & liabilities
Accounts receivable	450,556	(283,994)	6,200
Investment tax credits	(362,360)	44,647	(223,115)
Prepaid expenses, sundry and other assets	(361,702)	175,550	(171,417)
Inventory	(135,984)	(115,667)	0
Accounts payable, accrued liabilities and employee costs payable	106,048	599,220	(1,466,019)
Deferred revenue	(300,000)	(450,000)	2,962,500
Cash flows used in operating activities	(12,508,960)	(6,105,785)	(6,254,985)
Financing activities
Repayment of convertible debenture (Note 7)	0	(150,000)	0
2018 Debenture financing (Note 7)	500,000	0	0
Repayment of capital lease obligations	0	(14,829)	(21,291)
Issuance of shares on exercise of stock options (Note 11)	0	1,742	52,868
Issuance of common shares on at-the-market financing, gross (Note 10)	0	2,541,640	3,469,449
Proceeds from issuance of shares and warrants, gross (Note 10)	19,644,906	4,000,000	5,939,967
Proceeds from issuance of shares on exercise of warrants (Note 14)	111,253	324,258	700,653
Proceeds from shares to be issued from exercise of Pre-Funded Warrants (Note 14)	10,300	0	0
Offering costs	(2,911,505)	(1,020,643)	(982,023)
Cash flows provided from financing activities	17,354,954	5,682,168	9,159,623
Investing activity
Purchase of property and equipment (Note 5)	(101,178)	(1,823,746)	(515,410)
Cash flows used in investing activities	(101,178)	(1,823,746)	(515,410)
Increase (decrease) in cash	4,744,816	(2,247,363)	2,389,228
Cash, beginning of year	1,897,061	4,144,424	1,755,196
Cash, end of year	6,641,877	1,897,061	4,144,424
Supplemental cash flow information
Interest paid	209,675	123,204	165,585
Taxes paid	$ 0	$ 0	$ 0